Restructuring Charge - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2014
Restructuring and Related Activities [Abstract]
Restructuring charge	$ 1.8
Restructuring charge paid		0.7	1.2
Restructuring charge outstanding	$ 1.8	$ 0.6	$ 0.6